Earnings per share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,412,017	8,126,552	4,030,651